Schedule of financial assets and liabilities at amortized cost (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Amounts due from related parties	$ 50,777
Cash	9,303	296
Financial assets measured at amortized cost	60,080	296
Trade and other payables	(679,794)	(58,174)
Amounts due to related parties	(371,050)	(350,900)
Loans from related party	(2,877,995)	(2,451,325)	$ (903,502)
Financial liabilities measured at amortized cost - non-interest bearing	$ (3,928,839)	$ (2,860,399)